Form N-1A Supplement	Sep. 15, 2025
Applied Finance Explorer Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 15, 2025

to the Prospectus and Summary Prospectus dated August 31, 2025

(as may be supplemented from time to time)

With respect to the Applied Finance Explorer Fund, the first paragraph of each of the Sections entitled “Principal Investment Strategies” on page 11 of the Prospectus, “Applied Finance Explorer Fund” on page 26 of the Prospectus, and “Principal Investment Strategies” on page 2 of the Summary Prospectus are deleted in their entirety and replaced with the following:

The Explorer Fund invests primarily in the equity securities of small and middle capitalization companies, which the Fund defines as issuers with market capitalizations of less than $15 billion, measured at the time of purchase.

All parts of the Prospectus and Summary Prospectus not changed by this amendment remain in full force and effect.

This Supplement and the existing Prospectus and Summary Prospectus provide relevant information for all Fund shareholders and should be retained for future reference. The Prospectus and Summary Prospectus have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Applied Finance Funds toll-free at 800-673-0550.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE